Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.0%
		Brazil: 1.4%
1,200,000	(1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	$1,018,548	0.7
1,200,000	(2)	Petrobras Global Finance BV, 5.600%, 01/03/2031	1,116,936	0.7
			2,135,484	1.4

		Chile: 3.7%
900,000	(1),(2)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	807,990	0.6
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	950,956	0.6
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	639,269	0.4
400,000	(1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	262,266	0.2
1,400,000	(1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	1,133,167	0.8
1,500,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,388,077	0.9
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	219,578	0.2
			5,401,303	3.7

		China: 1.7%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,716,488	1.2
900,000	(1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	818,476	0.5
			2,534,964	1.7

		Colombia: 0.8%
600,000	(1)	Millicom International Cellular SA, 4.500%, 04/27/2031	445,182	0.3
1,000,000	(1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	731,505	0.5
			1,176,687	0.8

		Guatemala: 0.6%
290,000	(1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	253,840	0.2
700,000	(1)	CT Trust, 5.125%, 02/03/2032	562,261	0.4
			816,101	0.6

		Indonesia: 4.1%
750,000	(1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	684,350	0.5
250,000	(1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	214,195	0.1
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	661,387	0.5
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	923,698	0.6
1,000,000		Pertamina Persero PT, 5.625%, 05/20/2043	933,289	0.6
1,500,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,443,608	1.0
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	721,804	0.5
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	459,883	0.3
			6,042,214	4.1

		Israel: 0.9%
750,000	(1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	672,419	0.4
825,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	681,722	0.5
			1,354,141	0.9

		Kazakhstan: 2.0%
700,000	(1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	529,820	0.3
2,000,000	(1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	1,444,292	1.0
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	383,970	0.3
750,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	624,158	0.4
			2,982,240	2.0

		Malaysia: 2.4%
825,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	775,768	0.5
300,000		Petronas Capital Ltd., 2.480%, 01/28/2032	255,826	0.2
750,000	(1)	Petronas Capital Ltd., 4.550%, 04/21/2050	717,864	0.5
1,750,000	(1)	Petronas Capital Ltd., 4.800%, 04/21/2060	1,716,915	1.2
			3,466,373	2.4

		Mexico: 5.7%
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	453,455	0.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico: (continued)
750,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	$746,242	0.5
750,000	(1)	Cemex SAB de CV, 7.375%, 06/05/2027	744,682	0.5
500,000	(1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	337,492	0.2
425,000	(1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	381,491	0.3
1,000,000	(1)	Comision Federal de Electricidad, 6.264%, 02/15/2052	799,685	0.6
200,000	(1)	GCC SAB de CV, 3.614%, 04/20/2032	163,627	0.1
500,000	(1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	397,815	0.3
800,000	(1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	643,560	0.4
350,000		Petroleos Mexicanos, 5.500%, 06/27/2044	200,949	0.1
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	870,080	0.6
500,000	(2)	Petroleos Mexicanos, 6.500%, 01/23/2029	407,988	0.3
235,000		Petroleos Mexicanos, 6.700%, 02/16/2032	179,681	0.1
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	310,478	0.2
1,275,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,151,370	0.8
1,000,000		Petroleos Mexicanos, 6.950%, 01/28/2060	618,650	0.4
			8,407,245	5.7

		Oman: 1.6%
1,750,000	(1)	OQ SAOC, 5.125%, 05/06/2028	1,655,329	1.1
700,000	(1)	Oryx Funding Ltd., 5.800%, 02/03/2031	662,071	0.5
			2,317,400	1.6

		Panama: 2.2%
1,000,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	857,022	0.6
800,000		Banco Nacional de Panama, 2.500%, 08/11/2030	636,880	0.4
1,200,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,007,448	0.7
1,000,000	(1)	ENA Master Trust, 4.000%, 05/19/2048	778,140	0.5
			3,279,490	2.2

		Peru: 1.2%
400,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	338,818	0.2
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	193,656	0.1
1,400,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	954,317	0.7
250,000	(1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	217,986	0.2
			1,704,777	1.2

		Qatar: 0.7%
1,350,000	(1)	Qatar Energy, 3.300%, 07/12/2051	1,045,734	0.7

		Russia: 0.8%
750,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	225,000	0.1
1,350,000	(1),(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	236,250	0.2
500,000	(1)	Lukoil Capital DAC, 3.600%, 10/26/2031	274,375	0.2
750,000	(1)	Lukoil Securities BV, 3.875%, 05/06/2030	397,500	0.3
			1,133,125	0.8

		Saudi Arabia: 3.5%
1,000,000	(1)	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	794,348	0.5
1,050,000	(1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	924,917	0.6
750,000	(1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	640,065	0.4
1,000,000	(1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	728,618	0.5
3,000,000	(1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	2,133,525	1.5
			5,221,473	3.5

		South Africa: 1.0%
650,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	551,167	0.4
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	898,690	0.6
			1,449,857	1.0

		Thailand: 0.5%
850,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	781,710	0.5

		United Arab Emirates: 1.1%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	696,285	0.5
480,430	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	409,412	0.3
614,131	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	502,500	0.3
			1,608,197	1.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Venezuela: 0.1%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	$55,000	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	96,250	0.1
			151,250	0.1

	Total Corporate Bonds/Notes
	(Cost $66,671,521)		53,009,765	36.0

MUNICIPAL BONDS: 0.5%
		Turkey: 0.5%
1,000,000	(1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	815,804	0.5

	Total Municipal Bonds
	(Cost $990,550)		815,804	0.5

SOVEREIGN BONDS: 55.4%
		Angola: 0.7%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	595,838	0.4
500,000	(1)	Angolan Government International Bond, 9.500%, 11/12/2025	460,222	0.3
			1,056,060	0.7

		Argentina: 1.2%
1,883,777	(6)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	446,801	0.3
374,361		Argentine Republic Government International Bond, 1.000%, 07/09/2029	86,063	0.1
4,906,220	(6)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	1,062,805	0.7
701,019	(6)	Argentine Republic Government International Bond, 2.000% (Step Rate @ 3.875% on 07/09/2022), 01/09/2038	200,474	0.1
			1,796,143	1.2

		Bahrain: 1.3%
2,000,000		Bahrain Government International Bond, 7.375%, 05/14/2030	1,979,680	1.3

		Belarus: 0.1%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	105,000	0.1

		Chile: 0.9%
1,000,000		Chile Government International Bond, 3.500%, 01/31/2034	891,544	0.6
500,000		Chile Government International Bond, 4.000%, 01/31/2052	415,653	0.3
			1,307,197	0.9

		Colombia: 2.4%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	381,401	0.2
750,000		Colombia Government International Bond, 4.000%, 02/26/2024	730,452	0.5
1,000,000		Colombia Government International Bond, 4.125%, 05/15/2051	601,443	0.4
750,000		Colombia Government International Bond, 5.000%, 06/15/2045	504,037	0.3
400,000		Colombia Government International Bond, 5.200%, 05/15/2049	272,320	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	393,446	0.3
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	727,521	0.5
			3,610,620	2.4

		Costa Rica: 1.0%
1,500,000	(2)	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,403,701	1.0

		Dominican Republic: 4.0%
1,000,000	(1)	Dominican Republic International Bond, 4.500%, 01/30/2030	805,568	0.5
1,150,000	(1)	Dominican Republic International Bond, 4.875%, 09/23/2032	887,728	0.6
500,000	(1)	Dominican Republic International Bond, 5.300%, 01/21/2041	348,271	0.2
700,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	696,640	0.5
1,700,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,167,502	0.8
1,200,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,119,000	0.8
500,000	(1)	Dominican Republic International Bond, 6.000%, 02/22/2033	417,779	0.3
500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	511,318	0.3
			5,953,806	4.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Ecuador: 1.1%
717,550	(1),(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.500% on 07/31/2022), 07/31/2040	$294,658	0.2
1,807,845	(1),(6)	Ecuador Government International Bond, 1.000% (Step Rate @ 2.500% on 07/31/2022), 07/31/2035	876,000	0.6
800,850	(1),(6)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2022), 07/31/2030	521,571	0.3
			1,692,229	1.1

		Egypt: 2.7%
600,000	(2)	Egypt Government International Bond, 7.500%, 01/31/2027	469,488	0.3
500,000	(1)	Egypt Government International Bond, 7.500%, 02/16/2061	279,688	0.2
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	805,667	0.5
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	416,806	0.3
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,050,035	0.7
500,000	(1)	Egypt Government International Bond, 8.750%, 09/30/2051	302,596	0.2
1,100,000	(1)	Egypt Government International Bond, 8.875%, 05/29/2050	671,424	0.5
			3,995,704	2.7

		El Salvador: 0.2%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	342,770	0.2

		Gabon: 0.3%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	371,145	0.3

		Ghana: 1.3%
750,000		Ghana Government International Bond, 7.875%, 03/26/2027	437,850	0.3
2,000,000		Ghana Government International Bond, 7.875%, 02/11/2035	943,050	0.7
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	474,770	0.3
			1,855,670	1.3

		Honduras: 0.2%
250,000		Honduras Government International Bond, 5.625%, 06/24/2030	169,628	0.1
200,000		Honduras Government International Bond, 6.250%, 01/19/2027	157,301	0.1
			326,929	0.2

		Hungary: 2.2%
1,750,000	(1)	Hungary Government International Bond, 3.125%, 09/21/2051	1,160,519	0.8
750,000	(1)	Hungary Government International Bond, 5.250%, 06/16/2029	749,213	0.5
700,000	(1)	Hungary Government International Bond, 5.500%, 06/16/2034	680,562	0.5
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	580,015	0.4
			3,170,309	2.2

		India: 0.3%
500,000		Export-Import Bank of India, 2.250%, 01/13/2031	394,342	0.3

		Indonesia: 3.7%
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	304,044	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,226,174	0.8
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	1,581,043	1.1
1,000,000		Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	807,242	0.6
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,477,500	1.0
			5,396,003	3.7

		Ivory Coast: 0.7%
1,149,654	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	999,509	0.7

		Jamaica: 1.2%
1,200,000		Jamaica Government International Bond, 7.875%, 07/28/2045	1,263,931	0.8
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	540,271	0.4
			1,804,202	1.2

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Jordan: 0.5%
1,000,000	(1)	Jordan Government International Bond, 5.850%, 07/07/2030	$794,820	0.5

		Kazakhstan: 1.2%
1,750,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	1,763,223	1.2

		Kenya: 0.8%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	419,990	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	362,835	0.2
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	427,320	0.3
			1,210,145	0.8

		Lebanon: 0.2%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	127,500	0.1
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	127,500	0.1
			255,000	0.2

		Malaysia: 0.7%
1,250,000	(1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	1,028,686	0.7

		Mexico: 1.6%
940,000	(2)	Mexico Government International Bond, 3.250%, 04/16/2030	829,525	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	574,329	0.4
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	972,983	0.6
			2,376,837	1.6

		Morocco: 0.5%
750,000	(1)	Morocco Government International Bond, 3.000%, 12/15/2032	516,406	0.3
500,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	293,750	0.2
			810,156	0.5

		Nigeria: 1.5%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	764,520	0.5
1,500,000	(1)	Nigeria Government International Bond, 7.375%, 09/28/2033	984,849	0.7
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	310,145	0.2
300,000		Nigeria Government International Bond, 7.875%, 02/16/2032	209,775	0.1
			2,269,289	1.5

		Oman: 1.3%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	487,073	0.4
800,000		Oman Government International Bond, 6.000%, 08/01/2029	772,563	0.5
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	632,040	0.4
			1,891,676	1.3

		Panama: 3.1%
750,000	(2)	Panama Government International Bond, 3.298%, 01/19/2033	642,606	0.4
500,000		Panama Government International Bond, 3.875%, 03/17/2028	477,896	0.3
500,000		Panama Government International Bond, 4.500%, 04/16/2050	408,120	0.3
1,000,000		Panama Government International Bond, 4.500%, 01/19/2063	772,038	0.5
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,354,821	0.9
800,000		Panama Government International Bond, 9.375%, 04/01/2029	980,016	0.7
			4,635,497	3.1

		Paraguay: 0.9%
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	738,313	0.5
650,000		Paraguay Government International Bond, 5.600%, 03/13/2048	515,477	0.4
			1,253,790	0.9

		Peru: 0.9%
500,000		Peruvian Government International Bond, 2.780%, 12/01/2060	310,733	0.2
500,000		Peruvian Government International Bond, 2.783%, 01/23/2031	426,325	0.3
500,000		Peruvian Government International Bond, 5.625%, 11/18/2050	519,403	0.4
			1,256,461	0.9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Philippines: 1.8%
650,000	(2)	Philippine Government International Bond, 3.556%, 09/29/2032	$600,884	0.4
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	839,899	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,209,917	0.8
			2,650,700	1.8

		Qatar: 1.3%
750,000	(1)	Qatar Government International Bond, 3.750%, 04/16/2030	745,176	0.5
750,000	(1)	Qatar Government International Bond, 4.400%, 04/16/2050	717,705	0.5
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	504,556	0.3
			1,967,437	1.3

		Republic Of Serbia: 0.7%
1,500,000		Serbia International Bond, 2.125%, 12/01/2030	1,104,855	0.7

		Romania: 2.1%
1,500,000	(1)	Romanian Government International Bond, 3.000%, 02/14/2031	1,159,815	0.8
2,000,000	(1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,575,230	1.1
400,000	(2)	Romanian Government International Bond, 5.125%, 06/15/2048	312,399	0.2
			3,047,444	2.1

		Russia: 0.7%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	295,000	0.2
1,800,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	495,000	0.3
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	265,000	0.2
			1,055,000	0.7

		Saudi Arabia: 1.1%
500,000	(1)	Saudi Government International Bond, 2.250%, 02/02/2033	416,625	0.3
800,000		Saudi Government International Bond, 2.900%, 10/22/2025	779,357	0.5
500,000	(1)	Saudi Government International Bond, 3.450%, 02/02/2061	375,486	0.3
			1,571,468	1.1

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	385,000	0.3

		South Africa: 1.8%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,713,440	1.2
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	343,003	0.2
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	597,968	0.4
			2,654,411	1.8

		Sri Lanka: 0.8%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	209,044	0.1
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	694,240	0.5
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	242,894	0.2
			1,146,178	0.8

		Turkey: 3.6%
950,000		Turkey Government International Bond, 4.875%, 10/09/2026	763,621	0.5
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	382,223	0.3
900,000		Turkey Government International Bond, 5.600%, 11/14/2024	810,612	0.5
1,000,000		Turkey Government International Bond, 6.375%, 10/14/2025	888,420	0.6
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,631,052	1.1
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	845,440	0.6
			5,321,368	3.6

		Ukraine: 0.8%
1,111,000		Ukraine Government International Bond, 7.253%, 03/15/2033	280,528	0.2
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	164,125	0.1
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	195,490	0.1
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	112,450	0.1

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Ukraine: (continued)
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	$89,095	0.1
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	88,230	0.0
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	89,960	0.1
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	58,500	0.0
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	126,250	0.1
			1,204,628	0.8

		Uruguay: 1.1%
750,000		Uruguay Government International Bond, 4.375%, 10/27/2027	761,654	0.5
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	253,203	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	628,328	0.4
			1,643,185	1.1

		Venezuela: 0.1%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	109,375	0.1

		Zambia: 0.5%
750,000	(1),(4)	Zambia Government International Bond, 8.500%, 04/14/2024	457,335	0.3
500,000	(1),(4)	Zambia Government International Bond, 8.970%, 07/30/2027	294,000	0.2
			751,335	0.5

	Total Sovereign Bonds
	(Cost $115,151,764)		81,718,983	55.4

	Total Long-Term Investments
	(Cost $182,813,835)		135,544,552	91.9

SHORT-TERM INVESTMENTS: 10.7%
		Commercial Paper: 4.1%
1,000,000		Auto Zone, 1.880%, 07/08/2022	999,589	0.7
1,000,000		Consolidated Edison, 1.870%, 07/06/2022	999,692	0.7
1,000,000		Duke Energy Corp., 1.920%, 07/12/2022	999,369	0.6
1,000,000		General Mills, Inc., 1.870%, 07/06/2022	999,692	0.7
1,000,000		Mondelez International, 1.870%, 07/06/2022	999,692	0.7
1,000,000		Sherwin-Williams Co., 1.700%, 07/06/2022	999,721	0.7

	Total Commercial Paper
	(Cost $5,998,055)		5,997,755	4.1

		Repurchase Agreements: 4.4%
1,552,096	(7)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,552,162, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,583,138, due 01/20/24-06/20/52)	1,552,096	1.1
329,837	(7)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $329,851, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $336,434, due 06/30/24-05/15/52)	329,837	0.2
1,552,096	(7)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,552,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,583,138, due 07/31/22-07/01/52)	1,552,096	1.1
1,552,096	(7)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,552,164, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,583,139, due 07/01/22-09/09/49)	1,552,096	1.0

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,552,096	(7) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,552,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,583,138, due 08/16/22-05/20/52)	$1,552,096	1.0

	Total Repurchase Agreements
	(Cost $6,538,221)	6,538,221	4.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.2%
3,187,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%
		(Cost $3,187,000)	3,187,000	2.2

	Total Short-Term Investments
	(Cost $15,723,276)		15,722,976	10.7

	Total Investments in Securities (Cost $198,537,111)		$151,267,528	102.6
	Liabilities in Excess of Other Assets		(3,901,742)	(2.6)
	Net Assets		$147,365,786	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(4)	Defaulted security.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Fund held restricted securities with a fair value of $151,250 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2022.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	55.4%
Energy	18.6
Utilities	6.8
Basic Materials	4.6
Industrial	1.9
Financial	1.8
Consumer, Non-cyclical	1.6
Communications	0.7
Municipal Bonds	0.5
Short-Term Investments	10.7
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$53,009,765	$–	$53,009,765
Municipal Bonds	–	815,804	–	815,804
Sovereign Bonds	–	81,718,983	–	81,718,983
Short-Term Investments	3,187,000	12,535,976	–	15,722,976
Total Investments, at fair value	$3,187,000	$148,080,528	$–	$151,267,528
Other Financial Instruments+
Futures	254,797	–	–	254,797
Total Assets	$3,441,797	$148,080,528	$–	$151,522,325
Liabilities Table
Other Financial Instruments+
Futures	$(152,516)	$–	$–	$(152,516)
Total Liabilities	$(152,516)	$–	$–	$(152,516)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$96,250
Petroleos de Venezuela SA	2/27/2014	807,052	55,000
		$2,203,807	$151,250

At June 30, 2022, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	47	09/30/22	$9,870,734	$(51,465)
U.S. Treasury 5-Year Note	98	09/30/22	11,000,500	(87,552)
U.S. Treasury Ultra Long Bond	11	09/21/22	1,697,781	(13,499)
			$22,569,015	$(152,516)
Short Contracts:
U.S. Treasury 10-Year Note	(61)	09/21/22	(7,230,406)	102,348
U.S. Treasury Long Bond	(14)	09/21/22	(1,940,750)	18,971
U.S. Treasury Ultra 10-Year Note	(75)	09/21/22	(9,553,125)	133,478
			$(18,724,281)	$254,797

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $199,729,577.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$183,783
Gross Unrealized Depreciation	(48,543,551)
Net Unrealized Depreciation	$(48,359,768)